Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Balances for the Operating Leases

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of December 31,
	2023	2022
Operating lease right-of-use assets	$9,230	$5,329

Lease liabilities – current	$(3,014)	$(1,550)
Lease liabilities – non-current	(7,075)	(3,921)
Total operating lease liabilities	$(10,089)	$(5,471)

The components of operating lease expenses are as follows:

	For the years ended December 31,
	2023	2022	2021
Operating lease expense	$2,383	$769	-
Short-term lease expense	2,252	508	-
Total lease expense	$4,635	$1,277	$-

Other information related to operating leases where the Group is the lessee is as follows:

	As of December 31,
	2023	2022
Weighted-average remaining lease term (in years)	3.75	4.15
Weighted-average discount rate	3.93%	4.24%

Schedule of Maturities for Operating Lease Liabilities

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2023:

For the year ended December 31,	Amounts
2024	$2,866
2025	2,758
2026	2,780
2027	2,028
2028	349
Total lease payments	10,781
Less: imputed interest	(692)
Total operating lease liabilities, net of interest	$10,089